Restatement of Previously Issued Financial Statements	4 Months Ended
Dec. 31, 2020
Accounting Changes And Error Corrections [Abstract]
Restatement of Previously Issued Financial Statements

Note 2 —Restatement of Previously Issued Financial Statements

On May 13 2021, the Audit Committee of the Company, in consultation with management, concluded that, because of a misapplication of the accounting guidance related to its public and private placement warrants to purchase shares of Class A common stock that the Company issued in October 2020 (the “Warrants”) and the forward purchase agreements, the Company’s previously issued financial statements for the Affected Periods should no longer be relied upon.  As such, the Company is restating its financial statements for the Affected Periods included in this Annual Report.

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance on October 23, 2020, the Company’s warrants and forward purchase agreements were accounted for as equity within the Company’s previously reported balance sheets. After discussion and evaluation, including with the Company’s independent registered public accounting firm and the Company’s audit committee, management concluded that the Warrants as well as the forward purchase agreements should be presented as liabilities with subsequent fair value remeasurement.

Historically, the Warrants and  forward purchase agreements were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash changes in estimated fair value of the Warrants, based on our application of FASB ASC Topic 815-40, Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC 815-40). The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC 815-40 to the warrant agreement. The Company reassessed its accounting for Warrants issued on October 23, 2020 and its forward purchase agreements, in light of the SEC Staff’s published views. Based on this reassessment, management determined that the Warrants and forward purchase agreements should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company’s statement of operations each reporting period.

Impact of the Restatement

The impact of the restatement on the balance sheets, statements of operations and statements of cash flows for the Affected Periods is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$404,063,677	$—	$404,063,677
Liabilities and stockholders’ equity
Total current liabilities	$320,025	$—	$320,025
Deferred legal fees	100,000	—	100,000
Deferred underwriting commissions	14,087,500	—	14,087,500
Derivative liabilities	—	49,674,170	49,674,170
Total liabilities	14,507,525	49,674,170	64,181,695
Class A common stock, $0.0001 par value; shares subject to possible redemption	384,556,150	(49,674,170)	334,881,980
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	179	497	676
Class B common stock - $0.0001 par value	1,006	—	1,006
Additional paid-in-capital	5,215,685	25,163,513	30,379,198
Accumulated deficit	(216,868)	(25,164,010)	(25,380,878)
Total stockholders’ equity	5,000,002	—	5,000,002
Total liabilities and stockholders’ equity	$404,063,677	$—	$404,063,677

	Period From August 31, 2020 (Inception) Through December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Operations
Loss from operations	$(290,641)	$—	$(290,641)
Other (expense) income:
Change in fair value of derivative liabilities	—	(24,193,170)	(24,193,170)
Financing costs - derivative liabilities	—	(970,840)	(970,840)
Net gain from investments held in Trust Account	78,522	—	78,522
Total other (expense) income	78,522	(25,164,010)	(25,085,488)
Loss before income tax expense	(212,119)	(25,164,010)	(25,376,129)
Income tax expense	4,749	—	4,749
Net loss	$(216,868)	$(25,164,010)	$(25,380,878)
Basic and Diluted weighted-average Class A common shares subject to possible redemption outstanding	38,473,726	(2,582,662)	35,891,064
Basic and Diluted net loss per Class A common shares subject to possible redemption	$—	$—	$—
Basic and Diluted weighted-average non-redeemable Class A and Class B common shares outstanding	10,646,616	1,585,845	12,232,461
Basic and Diluted net loss per non-redeemable Class A and Class B common shares	$(0.02)	$2.10	$(2.08)

	Period From August 31, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net cash used in operating activities	(491,670)	—	(491,670)
Net cash used in investing activities	(402,500,000)	—	(402,500,000)
Net cash provided by financing activities	404,071,303		404,071,303
Net change in cash	$1,079,633	$—	$1,079,633

In addition, the impact to the balance sheet dated October 23, 2020, filed on Form 8-K on October 29, 2020 related to the impact of accounting for the public and private warrants and forward purchase agreements as liabilities at fair value resulted in a $25.5 million increase to the derivative liabilities line item at October 23, 2020 and offsetting decrease to the Class A common stock subject to possible redemption mezzanine equity line item.  There is no change to total stockholders’ equity at the reported balance sheet date, however the accumulated paid-in-capital, accumulated deficit, and Class A common stock amounts did change for the financing costs.